MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 385,429	$ 358,909
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	156,998	167,370
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,413	5,384
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	13,143	14,947
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	28,453	29,955
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	7,626	8,398
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 174,796	$ 132,855